Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Transactions with Related Parties [Abstract]
Schedule of Shared Expenses	The shared expenses are as follows for the years ended December 31, 2023 and 2022:
	2023	2022
Rent	$—	$94,436
Utilities	—	5,470
	$—	$99,906